Mortgage Loans Held for Sale and Warehouse Lines of Credit - Schedule of Loans Held For Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total LHFS	$ 170,177	$ 303,091
Fair value adjustment	(27)	(54,265)
Total LHFS at fair value	170,150	248,826
Collateral Pledged
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total LHFS	132,693	158,172
Collateral Pledged | Funding Facility 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total LHFS	63,483	101,598
Collateral Pledged | Funding Facility 2
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total LHFS	0	10,218
Collateral Pledged | Funding Facility 3
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total LHFS	42,316	46,356
Collateral Pledged | Funding Facility 4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total LHFS	26,894	0
Uncollateralized | Company-funded LHFS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total LHFS	12,386	136,599
Uncollateralized | Company-funded Home Equity Line of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total LHFS	$ 25,098	$ 8,320